Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (307)	$ (247)	$ (167)
Intangible assets, net	$ 93	$ 153	$ 233
Useful life (years)	5 years	5 years	5 years
Trade Names [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 200	$ 200	$ 200
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 200	$ 200	$ 200